Shareholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shareholders Equity [Line Items]
Preference shares, shares authorized	1,000,000	1,000,000
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A ordinary shares [Member]
Shareholders Equity [Line Items]
Common stock, share authorized	450,000,000	450,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares, issued	6,330,293	3,974,267
Common stock shares, outstanding	6,330,293	3,974,267
Common stock shares subject to possible redemption	25,669,707	28,025,733
Class B ordinary shares [Member]
Shareholders Equity [Line Items]
Common stock, share authorized	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares, issued	8,000,000	8,000,000
Common stock shares, outstanding	8,000,000	8,000,000
Percentage of Class B ordinary shares	20.00%	20.00%